CONSOLIDATED STATEMENTS OF CASH FLOWS(USD ($))	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 659,004	$ 2,003,326	$ 3,216,352
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Stock-based compensation expense	1,408,421	239,871	314,479
Depreciation and amortization	640,560	619,890	552,086
Loss on disposal of equipment	635	473,709	0
Change in fair value of warrants liability	(2,866,171)	346,691	180,192
Change in deferred tax assets	(283,874)	(2,698)	0
Provision for doubtful accounts	713,591	44,041	594,808
Change in warranty reserve	(209,227)	0	0
Provision for inventory obsolescence	541,944	0	0
Impairment loss for intangible assets	395,506	0	0
Changes in assets and liabilities:
(Increase) Decrease in accounts receivable	(80,089)	(345,443)	344,341
Decrease (Increase) in prepayments and other current assets	5,238,541	(3,844,093)	(1,730,704)
(Increase) Decrease in other receivables	(481,785)	562,140	(1,617,781)
(Increase) Decrease in inventories	(1,904,329)	(120,996)	931,844
Decrease (Increase) in tax receivable	228,447	(34,569)	563,816
Increase in accounts payable	185,104	47,315	4,271
(Decrease) Increase in advances from customers	(145,950)	60,758	(56,965)
Increase in accrued expenses and other current liabilities	22,476	75,072	52,482
Decrease in taxes payable	74,549	(325,464)	(1,644,345)
Net cash provided by (used in) operating activities	4,137,353	(200,450)	1,704,876
Cash flows from investing activities
Capital expenditures and other additions	(7,027,999)	(1,130,621)	(11,054)
Purchases of intangible assets	(4,169,649)	0	(2,715,453)
Net cash used in investing activities	(11,197,648)	(1,130,621)	(2,726,507)
Cash flows from financing activities
Proceeds from bank loans	2,944,000	2,503,747	2,373,145
Repayment of bank loans	(2,948,700)	(2,502,457)	(1,580,436)
Capital contributed by non-controlling interest	0	329,576	0
Net proceeds from option exercises	194,300	0	0
Net proceeds from issuance of common stock	6,066,546	0	0
Net cash provided by financing activities	6,256,146	330,866	792,709
Effect of exchange rate fluctuations on cash and cash equivalents	(61,033)	87,820	39,766
Net decrease in cash and cash equivalents	(865,182)	(912,385)	(189,156)
Cash and cash equivalents at beginning of year	2,592,945	3,505,330	3,694,486
Cash and cash equivalents at end of year	1,727,763	2,592,945	3,505,330
Supplemental cash flow information
Income tax paid	188,695	688,219	1,416,958
Interest paid	176,231	159,482	149,488
Uncollected option exercise proceeds recorded as other receivable	$ 0	$ 11,600	$ 0